Schedule of Investments (unaudited)
February 28, 2025
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 82.6%
Communication Services — 4.4%
Interactive Media & Services — 2.3%
Alphabet Inc., Class A Shares	16,038	$2,730,951
Meta Platforms Inc., Class A Shares	6,499	4,342,632
Total Interactive Media & Services		7,073,583
Wireless Telecommunication Services — 2.1%
T-Mobile US Inc.	23,474	6,330,703 (a)

Total Communication Services		13,404,286
Consumer Discretionary — 0.9%
Household Durables — 0.9%
Lennar Corp., Class A Shares	22,198	2,655,547

Consumer Staples — 5.5%
Beverages — 2.3%
Coca-Cola Co.	62,524	4,452,334 (a)
PepsiCo Inc.	17,300	2,655,031
Total Beverages		7,107,365
Food Products — 0.9%
McCormick & Co. Inc., Non Voting Shares	32,362	2,673,425
Household Products — 2.3%
Colgate-Palmolive Co.	36,242	3,304,183 (a)
Procter & Gamble Co.	21,058	3,660,723 (a)
Total Household Products		6,964,906

Total Consumer Staples		16,745,696
Energy — 7.6%
Oil, Gas & Consumable Fuels — 7.6%
Cheniere Energy Inc.	21,500	4,914,040
Enbridge Inc.	32,060	1,369,924
ONEOK Inc.	115,479	11,592,937 (a)
Williams Cos. Inc.	89,340	5,197,801 (a)

Total Energy		23,074,702
Financials — 13.8%
Banks — 5.7%
Bank of America Corp.	101,100	4,660,710
Citigroup Inc.	48,400	3,869,580
JPMorgan Chase & Co.	32,662	8,643,998 (a)
Total Banks		17,174,288
Capital Markets — 6.6%
Blackstone Inc.	51,232	8,256,549 (a)
Blue Owl Capital Inc.	365,019	7,858,859
Charles Schwab Corp.	33,342	2,651,690
Intercontinental Exchange Inc.	7,230	1,252,453
Total Capital Markets		20,019,551
Insurance — 1.5%
MetLife Inc.	54,600	4,705,428 (a)

Total Financials		41,899,267
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care — 10.0%
Biotechnology — 2.0%
AbbVie Inc.	23,494	$4,910,951
Amgen Inc.	4,290	1,321,577
Total Biotechnology		6,232,528
Health Care Providers & Services — 1.9%
McKesson Corp.	6,800	4,353,768
UnitedHealth Group Inc.	3,154	1,498,024
Total Health Care Providers & Services		5,851,792
Pharmaceuticals — 6.1%
Eli Lilly & Co.	3,384	3,115,412
Johnson & Johnson	35,286	5,822,896 (a)
Merck & Co. Inc.	42,006	3,875,053 (a)
Roche Holding AG, ADR	134,700	5,622,378
Total Pharmaceuticals		18,435,739

Total Health Care		30,520,059
Industrials — 9.1%
Aerospace & Defense — 2.7%
L3Harris Technologies Inc.	17,300	3,565,703 (a)
Lockheed Martin Corp.	5,953	2,681,053 (a)
Northrop Grumman Corp.	4,565	2,107,843
Total Aerospace & Defense		8,354,599
Electrical Equipment — 1.6%
Emerson Electric Co.	41,205	5,010,940 (a)
Ground Transportation — 2.4%
Union Pacific Corp.	28,989	7,151,296 (a)
Industrial Conglomerates — 0.9%
Honeywell International Inc.	12,600	2,682,414
Machinery — 1.5%
Otis Worldwide Corp.	44,626	4,452,782 (a)

Total Industrials		27,652,031
Information Technology — 17.3%
Semiconductors & Semiconductor Equipment — 7.5%
ASML Holding NV, Registered Shares	3,415	2,421,508
Broadcom Inc.	52,992	10,568,195 (a)
NXP Semiconductors NV	19,816	4,272,131
QUALCOMM Inc.	35,766	5,621,342 (a)
Total Semiconductors & Semiconductor Equipment		22,883,176
Software — 7.1%
Intuit Inc.	2,778	1,705,247
Microsoft Corp.	20,336	8,073,189 (a)
Oracle Corp.	40,884	6,789,197 (a)
Salesforce Inc.	16,383	4,879,677
Total Software		21,447,310
Technology Hardware, Storage & Peripherals — 2.7%
Apple Inc.	33,587	8,122,680 (a)

Total Information Technology		52,453,166
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2025 Quarterly Report

 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate — 11.5%
Health Care REITs — 0.6%
Alexandria Real Estate Equities Inc.	12,721	$1,300,850
Global Medical REIT Inc.	72,500	638,000
Total Health Care REITs		1,938,850
Industrial REITs — 1.7%
Lineage Inc.	55,108	3,320,257
Prologis Inc.	14,900	1,846,408 (a)
Total Industrial REITs		5,166,665
Residential REITs — 4.3%
American Homes 4 Rent, Class A Shares	144,505	5,348,130 (a)
Equity LifeStyle Properties Inc.	63,725	4,370,260
Equity Residential	42,775	3,172,622
Total Residential REITs		12,891,012
Specialized REITs — 4.9%
American Tower Corp.	22,473	4,620,898 (a)
Digital Realty Trust Inc.	16,531	2,584,126 (a)
Equinix Inc.	4,578	4,141,350 (a)
Gaming and Leisure Properties Inc.	73,106	3,666,266 (a)
Total Specialized REITs		15,012,640

Total Real Estate		35,009,167
Utilities — 2.5%
Electric Utilities — 1.9%
PPL Corp.	167,381	5,893,485 (a)
Multi-Utilities — 0.6%
Public Service Enterprise Group Inc.	21,263	1,725,492

Total Utilities		7,618,977
Total Common Stocks (Cost — $175,648,601)		251,032,898
	Shares/Units
Master Limited Partnerships — 21.9%
Diversified Energy Infrastructure — 14.3%
Energy Transfer LP	964,206	18,599,534 (a)
Enterprise Products Partners LP	472,780	15,795,580 (a)
Plains GP Holdings LP, Class A Shares	422,497	9,125,935 *(a)
Total Diversified Energy Infrastructure		43,521,049
Oil/Refined Products — 5.7%
CrossAmerica Partners LP	101,729	2,362,147
MPLX LP	188,500	10,162,035 (a)
Sunoco LP	81,658	4,802,307 (a)
Total Oil/Refined Products		17,326,489
Petrochemicals — 1.9%
Westlake Chemical Partners LP	239,536	5,748,864 (a)

Total Master Limited Partnerships (Cost — $13,840,845)		66,596,402
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Convertible Preferred Stocks — 9.6%
Financials — 4.4%
Capital Markets — 1.5%
Ares Management Corp., Non Voting Shares	6.750%		84,234	$4,501,465
Financial Services — 2.9%
Apollo Global Management Inc.	6.750%		111,851	8,810,503

Total Financials				13,311,968
Industrials — 1.7%
Aerospace & Defense — 1.7%
Boeing Co.	6.000%		87,794	5,257,105

Information Technology — 1.7%
Technology Hardware, Storage & Peripherals — 1.7%
Hewlett Packard Enterprise Co.	7.625%		90,700	5,178,063

Utilities — 1.8%
Electric Utilities — 1.8%
NextEra Energy Inc.	6.926%		132,600	5,330,520

Total Convertible Preferred Stocks (Cost — $24,992,287)				29,077,656
		Maturity Date	Face Amount
Corporate Bonds & Notes — 5.1%
Communication Services — 0.7%
Entertainment — 0.3%
Netflix Inc., Senior Notes	5.375%	11/15/29	$400,000	413,012 (b)
Walt Disney Co., Senior Notes	2.000%	9/1/29	600,000	540,509
Total Entertainment				953,521
Interactive Media & Services — 0.1%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	250,000	216,329 (b)
Media — 0.2%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	30,000	31,825 (b)
Comcast Corp., Senior Notes	4.250%	10/15/30	550,000	539,004
Fox Corp., Senior Notes	6.500%	10/13/33	20,000	21,475
Total Media				592,304
Wireless Telecommunication Services — 0.1%
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	500,000	478,992

Total Communication Services				2,241,146
Consumer Discretionary — 0.7%
Automobile Components — 0.0%††
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	150,000	145,053 (b)
Automobiles — 0.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	550,000	459,296
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	250,000	247,921
Total Automobiles				707,217
Broadline Retail — 0.2%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	550,000	480,307
Hotels, Restaurants & Leisure — 0.2%
Carnival Corp., Senior Notes	5.750%	3/15/30	30,000	30,107 (b)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	400,000	399,643 (b)
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2025 Quarterly Report

 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	$190,000	$189,070 (b)
Total Hotels, Restaurants & Leisure				618,820
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	6.375%	5/15/30	50,000	49,966
Specialty Retail — 0.1%
Home Depot Inc., Senior Notes	2.700%	4/15/30	300,000	274,339

Total Consumer Discretionary				2,275,702
Consumer Staples — 0.3%
Food Products — 0.2%
Lamb Weston Holdings Inc., Senior Notes	4.375%	1/31/32	550,000	505,522 (b)
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	400,000	401,631

Total Consumer Staples				907,153
Financials — 1.4%
Banks — 1.0%
Bank of America Corp., Senior Notes (5.015% to 7/22/32 then SOFR + 2.160%)	5.015%	7/22/33	600,000	598,984 (c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	250,000	262,953 (b)(c)
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	700,000	722,105 (c)
JPMorgan Chase & Co., Subordinated Notes (5.717% to 9/14/32 then SOFR + 2.580%)	5.717%	9/14/33	700,000	724,704 (c)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	300,000	308,648 (c)
Wells Fargo & Co., Senior Notes (4.897% to 7/25/32 then SOFR + 2.100%)	4.897%	7/25/33	500,000	493,279 (c)
Total Banks				3,110,673
Consumer Finance — 0.2%
American Express Co., Senior Notes (5.043% to 5/1/33 then SOFR + 1.835%)	5.043%	5/1/34	500,000	503,234 (c)
Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	300,000	266,783
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	250,000	261,678 (b)
Total Financial Services				528,461

Total Financials				4,142,368
Health Care — 1.0%
Biotechnology — 0.2%
Amgen Inc., Senior Notes	5.250%	3/2/33	550,000	558,670
Health Care Providers & Services — 0.6%
Centene Corp., Senior Notes	3.000%	10/15/30	600,000	525,235
Cigna Group, Senior Notes	2.400%	3/15/30	348,000	311,575
CVS Health Corp., Senior Notes	3.750%	4/1/30	600,000	566,098
HCA Inc., Senior Notes	5.625%	9/1/28	400,000	408,900
Total Health Care Providers & Services				1,811,808
Pharmaceuticals — 0.2%
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	550,000	544,970

Total Health Care				2,915,448
Industrials — 0.5%
Aerospace & Defense — 0.2%
Northrop Grumman Corp., Senior Notes	4.750%	6/1/43	500,000	459,397
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Building Products — 0.0%††
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	$20,000	$20,303 (b)
Commercial Services & Supplies — 0.0%††
CoreCivic Inc., Senior Notes	8.250%	4/15/29	80,000	84,880
Deluxe Corp., Senior Secured Notes	8.125%	9/15/29	30,000	30,469 (b)
Total Commercial Services & Supplies				115,349
Ground Transportation — 0.1%
XPO Inc., Senior Secured Notes	6.250%	6/1/28	350,000	354,682 (b)
Trading Companies & Distributors — 0.2%
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	500,000	447,606

Total Industrials				1,397,337
Information Technology — 0.1%
IT Services — 0.1%
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	150,000	152,957 (b)
Software — 0.0%††
Gen Digital Inc., Senior Notes	6.250%	4/1/33	20,000	20,074 (b)

Total Information Technology				173,031
Materials — 0.3%
Chemicals — 0.0%††
Methanex US Operations Inc., Senior Notes	6.250%	3/15/32	50,000	50,137 (b)
Containers & Packaging — 0.2%
Ball Corp., Senior Notes	3.125%	9/15/31	550,000	478,203
Metals & Mining — 0.1%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	500,000	476,899

Total Materials				1,005,239
Utilities — 0.1%
Electric Utilities — 0.1%
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	270,000	274,995
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	100,000	103,996 (b)

Total Utilities				378,991
Total Corporate Bonds & Notes (Cost — $15,285,927)				15,436,415
			Shares
Investments in Underlying Funds — 2.2%
Ares Capital Corp. (Cost — $5,260,817)			286,890	6,707,488 (a)(d)
	Rate	Maturity Date	Face Amount
U.S. Government & Agency Obligations — 0.1%
U.S. Government Obligations — 0.1%
U.S. Treasury Notes (Cost — $346,198)	3.875%	8/15/34	$350,000	341,442
Total Investments before Short-Term Investments (Cost — $235,374,675)				369,192,301
			Shares
Short-Term Investments — 1.0%
Dreyfus Government Cash Management, Institutional Shares	4.241%		402,922	402,922 (e)
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2025 Quarterly Report

 LMP Capital and Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — continued
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.167%	2,772,361	$2,772,361 (e)

Total Short-Term Investments (Cost — $3,175,283)			3,175,283
Total Investments — 122.5% (Cost — $238,549,958)			372,367,584
Liabilities in Excess of Other Assets — (22.5)%			(68,494,819)
Total Net Assets — 100.0%			$303,872,765

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is a business development company.
(e)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors (the “Board”) authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income.
Under normal market conditions, the Fund seeks to maximize total return by investing at least 80% of its Managed Assets in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The Fund will vary its allocation between equity and fixed income securities depending on ClearBridge’s view of economic, market or political conditions, fiscal and monetary policy and security valuation.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

LMP Capital and Income Fund Inc. 2025 Quarterly Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$251,032,898	—	—	$251,032,898
Master Limited Partnerships	66,596,402	—	—	66,596,402
Convertible Preferred Stocks	29,077,656	—	—	29,077,656
Corporate Bonds & Notes	—	$15,436,415	—	15,436,415
Investments in Underlying Funds	6,707,488	—	—	6,707,488
U.S. Government & Agency Obligations	—	341,442	—	341,442
Total Long-Term Investments	353,414,444	15,777,857	—	369,192,301
Short-Term Investments†	3,175,283	—	—	3,175,283
Total Investments	$356,589,727	$15,777,857	—	$372,367,584

†	See Schedule of Investments for additional detailed categorizations.

LMP Capital and Income Fund Inc. 2025 Quarterly Report